CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) In Stockholders' Equity [Roll Forward]
Balance (in shares)	127,606	123,530	112,393
Grant of restricted stock (in shares)	21	12	15
Grant of restricted stock (in dollars per share)	$ 35.70	$ 35.79	$ 30.33
Restricted stock shares surrendered for tax withholding (in shares)			193
Vesting of restricted stock, granted shares		126
Vesting of equity compensation plan, net of tax withholdings	941
Dividend reinvestment plan (in shares)	4,184	2,084	1,930
Dividend reinvestment plan (in dollars per share)	$ 36.06	$ 34.32	$ 28.94
Grant of stock as payment of directors fees (in shares)	9	6	6
Grant of stock as payment of directors fees (in dollars per share)	$ 35.94	$ 35.52	$ 31.21
Equity shelf program (in shares)		1,848	6,504
Equity Shelf Program, (in dollars per share)		$ 34.33	$ 30.48
Issuance of common stock (in shares)	10,925		2,875
Issuance of common stock, (in dollars per share)	$ 40.32		$ 29.48
Issuance of common stock - merger - related (in shares)	43,713
OP units issuance	9,165
Cash conversion of OP units	209
Common dividends (in dollars per share)	$ 2.18	$ 2.02	$ 1.86
Balance (in shares)	187,399	127,606	123,530
Balance (in units)	8,956